S000031368 [Member] Expense Example, No Redemption - S000031368 [Member]	Feb. 28, 2025 USD ($)
C000097541 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
C000121787 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
C000253700 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
C000097532 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	683
Expense Example, No Redemption, 3 Years	911
Expense Example, No Redemption, 5 Years	1,156
Expense Example, No Redemption, 10 Years	1,860
C000097534 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	1,995
C000097536 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,646
C000097539 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014